Trade and other receivables - Resolutions regarding FEPC payments (Details) $ in Billions	6 Months Ended
Jun. 30, 2026 COP ($)
Trade and other receivables
Amount paid as of June 30, 2026	$ 1,024
Pending amount to be received	1,555
Resolution 00368 March 31, 2026 | Cash
Trade and other receivables
Amount paid as of June 30, 2026	3
Resolution 00368 March 31, 2026 | Treasury sovereign bond
Trade and other receivables
Pending amount to be received	1,555
Resolution 1492 June 30, 2026
Trade and other receivables
Amount paid as of June 30, 2026	$ 1,021